Leases (Tables)	12 Months Ended
Mar. 31, 2017
Leases [Abstract]
Leased Assets under Capital Leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2016	2017
Machinery, equipment and others	123,816	66,722
Film costs	6,696	4,943
Accumulated amortization	(96,270)	(53,330)

	34,242	18,335

Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2017:

Fiscal year ending March 31	Yen in millions
2018	7,686
2019	6,765
2020	6,039
2021	5,095
2022	2,857
Later fiscal years	5,098

Total minimum lease payments	33,540
Less — Amount representing interest	2,310

Present value of net minimum lease payments	31,230
Less — Current obligations	7,344

Long-term capital lease obligations	23,886

Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2017 are as follows:

Fiscal year ending March 31	Yen in millions
2018	54,727
2019	37,464
2020	46,378
2021	23,647
2022	19,044
Later fiscal years	87,260

Total minimum future rentals	268,520